Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue:
Health care services	€ 3,748,264	€ 3,712,731
Health care products	976,258	991,487
Revenue	4,724,522	4,704,218
Costs of revenue:
Health care services	3,027,456	3,022,039
Health care products	523,415	533,037
Costs of revenue	3,550,871	3,555,076
Operating (income) expenses:
Selling, general and administrative	775,644	782,154
Research and development	47,801	55,760
Income from equity method investees	(28,843)	(27,514)
Other operating income	(113,499)	(117,471)
Other operating expense	246,535	195,276
Operating income	246,013	260,937
Other (income) expense:
Interest income	(15,663)	(12,081)
Interest expense	103,850	94,653
Income before income taxes	157,826	178,365
Income tax expense	39,511	44,512
Net income	118,315	133,853
Net income attributable to noncontrolling interests	47,356	47,491
Net income attributable to shareholders of FME AG	€ 70,959	€ 86,362
Basic earnings per share	€ 0.24	€ 0.29
Diluted earnings per share	€ 0.24	€ 0.29